Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.38%Δ
Denmark − 6.86%
Novo Nordisk Class B	149,340	$10,346,960
		10,346,960
France − 21.03%
Air Liquide	62,080	9,840,284
Danone	123,770	8,017,208
Orange	401,830	4,185,284
Publicis Groupe	169,200	5,453,311
Sodexo	59,110	4,213,586
		31,709,673
Germany − 9.67%
adidas AG †	17,490	5,648,260
Fresenius Medical Care AG & Co.	105,720	8,937,224
		14,585,484
Ireland − 1.53%
Kerry Group Class A	18,020	2,308,104
		2,308,104
Japan − 18.71%
Asahi Group Holdings	108,700	3,788,480
Kao	33,800	2,537,392
KDDI	215,100	5,410,100
Kirin Holdings	90,400	1,697,948
Lawson	61,800	2,946,785
Makita	64,100	3,067,781
Secom	25,100	2,297,040
Seven & i Holdings	207,900	6,459,475
		28,205,001
Netherlands − 5.44%
Koninklijke Ahold Delhaize	277,390	8,199,075
		8,199,075
Sweden − 6.87%
Hennes & Mauritz Class B	183,020	3,153,061
Securitas Class B †	471,330	7,205,176
		10,358,237
Switzerland − 16.98%
Nestle	82,620	9,832,775
Roche Holding	29,860	10,228,261
Swatch Group	23,730	5,531,116
		25,592,152
United Kingdom − 11.29%
Diageo	224,100	7,697,548
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S †	2,612,640	$6,738,563
Next	33,730	2,585,983
		17,022,094
Total Common Stock (cost $145,436,495)		148,326,780

Exchange-Traded Funds – 1.04%
iShares MSCI EAFE ETF	2,060	131,119
Vanguard FTSE Developed Markets ETF	35,340	1,445,406
Total Exchange-Traded Funds (cost $1,502,743)		1,576,525

Short-Term Investments – 0.05%
Money Market Mutual Funds – 0.05%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	16,727	16,727
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	16,727	16,727
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	16,727	16,727
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	16,728	16,728
Total Short-Term Investments (cost $66,909)		66,909

Total Value of Securities−99.47% (cost $147,006,147)		149,970,214
Receivables and Other Assets Net of Liabilities — 0.53%		802,119
Net Assets Applicable to 8,680,049 Shares Outstanding — 100.00%	$150,772,333
Δ	Securities have been classified by country of origin.

NQ-FL6 [9/20] 11/20 (1399902)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
†	Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
Summary of abbreviations:
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International

2    NQ-FL6 [9/20] 11/20 (1399902)